Other Long-term Assets	12 Months Ended
Dec. 31, 2012
Other Long-term Assets
Other Long-term Assets

10.                 Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Investment in associated companies	33,482	34,323
Staff housing loans	14,004	26,529
Non-current deposits	9,747	17,704
Others	1,707	11,957
	58,940	90,513

(a)         In August 2008, the Company acquired a 38.5% equity interest in SunEase, Inc., a provider of e-mail integration solution and corporate email post office operation services, sales of domain names and search engine marketing, for a consideration of approximately RMB31.0 million in cash. The investment was accounted for under the equity method of accounting with allocation of the purchase price set out as follows (in thousands):

RMB
Tangible assets	12,050
Intangible assets	6,722
Goodwill	14,046
Liabilities	(1,818)
31,000

The above intangible assets consisted of trade name, customer contracts and relationships and technology valued at RMB2.3 million, RMB2.8 million and RMB1.6 million, respectively, which were fully amortized as of December 31, 2012. Amortization expense of the above-mentioned intangible assets was approximately RMB1.0 million, RMB0.8 million and RMB3.4 million for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company recorded equity share of profits from associated companies totaling RMB1.1 million for the year ended December 31, 2010, equity share of losses of RMB1.2 million for the year ended December 31, 2011 and equity share of profits of RMB0.8 million for the year ended December 31, 2012, respectively.

(b)         The Company made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China. Each individual staff housing loan is secured either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed between 2.25% to 3.50% per annum for the years ended December 31, 2011 and 2012, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2011 and 2012 amounted to approximately RMB5.4 million and RMB9.1 million, respectively, and are reported under prepayments and other current assets in the consolidated balance sheets (see Note 5).